  Defiance Daily Target 2X Short BMNR ETF

Schedule of Investments

July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 31.0%
Money Market Funds - 13.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	1,463,363	$1,463,363

U.S. Treasury Bills - 17.7%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,950,000	1,945,320

TOTAL SHORT-TERM INVESTMENTS (Cost $3,408,216)		3,408,683

TOTAL INVESTMENTS - 31.0% (Cost $3,408,216)		$3,408,683
Other Assets in Excess of Liabilities - 69.0%		7,583,213
TOTAL NET ASSETS - 100.0%		$10,991,896

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Short BMNR ETF

Schedule of Total Return Swaps Contracts

July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 7.6%

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
BitMine Immersion Technologies, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (17.50%)	Termination(c)	11/01/2028	$(4,859,153)	$157,404
BitMine Immersion Technologies, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(a)	01/11/2028	(4,642,722)	212,374
BitMine Immersion Technologies, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (13.00%)	Termination(a)	03/18/2033	(4,147,200)	196,651
BitMine Immersion Technologies, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (2.50%)	Termination(d)	11/12/2028	(3,801,600)	133,730
BitMine Immersion Technologies, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (20.00%)	Termination(b)	03/30/2033	(4,510,080)	137,148
							837,307

Net Unrealized Appreciation (Depreciation)							837,307

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.